Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund III
Entity Central Index Key	0000927384
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
VIP Value Strategies Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
Net Assets	$ 876,361,870
Holdings Count | shares	112
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$876,361,870
Number of Holdings	112
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.9 Financials 18.1 Consumer Discretionary 11.0 Health Care 7.8 Energy 6.7 Real Estate 6.6 Materials 6.4 Information Technology 6.3 Consumer Staples 6.2 Utilities 5.5 Communication Services 2.2 Common Stocks 96.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 92.7 Canada 3.9 Portugal 1.0 Puerto Rico 1.0 Zambia 1.0 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Canada - 3.9 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 1.0 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Molina Healthcare Inc 1.6 Imperial Oil Ltd 1.6 CVS Health Corp 1.5 First Citizens BancShares Inc/NC Class A 1.5 Smurfit WestRock PLC 1.3 PG&E Corp 1.3 Sempra 1.3 Ventas Inc 1.3 Phillips 66 1.3 East West Bancorp Inc 1.2 13.9
VIP Value Strategies Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 876,361,870
Holdings Count | shares	112
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$876,361,870
Number of Holdings	112
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.9 Financials 18.1 Consumer Discretionary 11.0 Health Care 7.8 Energy 6.7 Real Estate 6.6 Materials 6.4 Information Technology 6.3 Consumer Staples 6.2 Utilities 5.5 Communication Services 2.2 Common Stocks 96.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 92.7 Canada 3.9 Portugal 1.0 Puerto Rico 1.0 Zambia 1.0 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Canada - 3.9 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 1.0 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Molina Healthcare Inc 1.6 Imperial Oil Ltd 1.6 CVS Health Corp 1.5 First Citizens BancShares Inc/NC Class A 1.5 Smurfit WestRock PLC 1.3 PG&E Corp 1.3 Sempra 1.3 Ventas Inc 1.3 Phillips 66 1.3 East West Bancorp Inc 1.2 13.9
VIP Value Strategies Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
Net Assets	$ 876,361,870
Holdings Count | shares	112
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$876,361,870
Number of Holdings	112
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.9 Financials 18.1 Consumer Discretionary 11.0 Health Care 7.8 Energy 6.7 Real Estate 6.6 Materials 6.4 Information Technology 6.3 Consumer Staples 6.2 Utilities 5.5 Communication Services 2.2 Common Stocks 96.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 92.7 Canada 3.9 Portugal 1.0 Puerto Rico 1.0 Zambia 1.0 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Canada - 3.9 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 1.0 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Molina Healthcare Inc 1.6 Imperial Oil Ltd 1.6 CVS Health Corp 1.5 First Citizens BancShares Inc/NC Class A 1.5 Smurfit WestRock PLC 1.3 PG&E Corp 1.3 Sempra 1.3 Ventas Inc 1.3 Phillips 66 1.3 East West Bancorp Inc 1.2 13.9
VIP Value Strategies Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 876,361,870
Holdings Count | shares	112
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$876,361,870
Number of Holdings	112
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.9 Financials 18.1 Consumer Discretionary 11.0 Health Care 7.8 Energy 6.7 Real Estate 6.6 Materials 6.4 Information Technology 6.3 Consumer Staples 6.2 Utilities 5.5 Communication Services 2.2 Common Stocks 96.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 92.7 Canada 3.9 Portugal 1.0 Puerto Rico 1.0 Zambia 1.0 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.7 Canada - 3.9 Portugal - 1.0 Puerto Rico - 1.0 Zambia - 1.0 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Molina Healthcare Inc 1.6 Imperial Oil Ltd 1.6 CVS Health Corp 1.5 First Citizens BancShares Inc/NC Class A 1.5 Smurfit WestRock PLC 1.3 PG&E Corp 1.3 Sempra 1.3 Ventas Inc 1.3 Phillips 66 1.3 East West Bancorp Inc 1.2 13.9
VIP Mid Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 7,351,657,845
Holdings Count | shares	176
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,351,657,845
Number of Holdings	176
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.1 Health Care 12.2 Consumer Discretionary 11.0 Information Technology 9.8 Real Estate 6.0 Materials 5.3 Consumer Staples 5.3 Energy 3.9 Utilities 3.5 Communication Services 2.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.4 Canada 3.0 Brazil 0.7 Belgium 0.6 United Kingdom 0.5 Israel 0.4 Taiwan 0.4 France 0.4 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 Canada - 3.0 Brazil - 0.7 Belgium - 0.6 United Kingdom - 0.5 Israel - 0.4 Taiwan - 0.4 France - 0.4 Japan - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equitable Holdings Inc 1.5 US Foods Holding Corp 1.5 ITT Inc 1.5 East West Bancorp Inc 1.5 Reinsurance Group of America Inc 1.4 RB Global Inc (United States) 1.3 Comfort Systems USA Inc 1.3 Performance Food Group Co 1.3 BJ's Wholesale Club Holdings Inc 1.3 Wintrust Financial Corp 1.3 13.9
VIP Mid Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 7,351,657,845
Holdings Count | shares	176
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,351,657,845
Number of Holdings	176
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.1 Health Care 12.2 Consumer Discretionary 11.0 Information Technology 9.8 Real Estate 6.0 Materials 5.3 Consumer Staples 5.3 Energy 3.9 Utilities 3.5 Communication Services 2.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.4 Canada 3.0 Brazil 0.7 Belgium 0.6 United Kingdom 0.5 Israel 0.4 Taiwan 0.4 France 0.4 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 Canada - 3.0 Brazil - 0.7 Belgium - 0.6 United Kingdom - 0.5 Israel - 0.4 Taiwan - 0.4 France - 0.4 Japan - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equitable Holdings Inc 1.5 US Foods Holding Corp 1.5 ITT Inc 1.5 East West Bancorp Inc 1.5 Reinsurance Group of America Inc 1.4 RB Global Inc (United States) 1.3 Comfort Systems USA Inc 1.3 Performance Food Group Co 1.3 BJ's Wholesale Club Holdings Inc 1.3 Wintrust Financial Corp 1.3 13.9
VIP Mid Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 7,351,657,845
Holdings Count | shares	176
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,351,657,845
Number of Holdings	176
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.1 Health Care 12.2 Consumer Discretionary 11.0 Information Technology 9.8 Real Estate 6.0 Materials 5.3 Consumer Staples 5.3 Energy 3.9 Utilities 3.5 Communication Services 2.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.4 Canada 3.0 Brazil 0.7 Belgium 0.6 United Kingdom 0.5 Israel 0.4 Taiwan 0.4 France 0.4 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 Canada - 3.0 Brazil - 0.7 Belgium - 0.6 United Kingdom - 0.5 Israel - 0.4 Taiwan - 0.4 France - 0.4 Japan - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equitable Holdings Inc 1.5 US Foods Holding Corp 1.5 ITT Inc 1.5 East West Bancorp Inc 1.5 Reinsurance Group of America Inc 1.4 RB Global Inc (United States) 1.3 Comfort Systems USA Inc 1.3 Performance Food Group Co 1.3 BJ's Wholesale Club Holdings Inc 1.3 Wintrust Financial Corp 1.3 13.9
VIP Mid Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 7,351,657,845
Holdings Count | shares	176
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,351,657,845
Number of Holdings	176
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.1 Health Care 12.2 Consumer Discretionary 11.0 Information Technology 9.8 Real Estate 6.0 Materials 5.3 Consumer Staples 5.3 Energy 3.9 Utilities 3.5 Communication Services 2.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.4 Canada 3.0 Brazil 0.7 Belgium 0.6 United Kingdom 0.5 Israel 0.4 Taiwan 0.4 France 0.4 Japan 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 Canada - 3.0 Brazil - 0.7 Belgium - 0.6 United Kingdom - 0.5 Israel - 0.4 Taiwan - 0.4 France - 0.4 Japan - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Equitable Holdings Inc 1.5 US Foods Holding Corp 1.5 ITT Inc 1.5 East West Bancorp Inc 1.5 Reinsurance Group of America Inc 1.4 RB Global Inc (United States) 1.3 Comfort Systems USA Inc 1.3 Performance Food Group Co 1.3 BJ's Wholesale Club Holdings Inc 1.3 Wintrust Financial Corp 1.3 13.9
VIP Growth Opportunities Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 4,228,819,232
Holdings Count | shares	196
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,228,819,232
Number of Holdings	196
Portfolio Turnover	82%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.9 Communication Services 20.5 Consumer Discretionary 11.3 Industrials 5.4 Health Care 4.8 Financials 4.7 Consumer Staples 2.7 Utilities 1.9 Real Estate 0.6 Energy 0.1 Materials 0.1 Common Stocks 97.9 Preferred Stocks 2.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 2.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.5 Taiwan 1.9 Singapore 1.2 Germany 0.7 United Kingdom 0.6 Netherlands 0.4 India 0.3 Canada 0.2 China 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Taiwan - 1.9 Singapore - 1.2 Germany - 0.7 United Kingdom - 0.6 Netherlands - 0.4 India - 0.3 Canada - 0.2 China - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 14.4 Microsoft Corp 12.3 Amazon.com Inc 7.6 Meta Platforms Inc Class A 7.4 Apple Inc 4.3 Broadcom Inc 4.2 Alphabet Inc Class C 3.1 Roku Inc Class A 2.9 Netflix Inc 2.3 Flex Ltd 2.1 60.6
VIP Growth Opportunities Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 4,228,819,232
Holdings Count | shares	196
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,228,819,232
Number of Holdings	196
Portfolio Turnover	82%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.9 Communication Services 20.5 Consumer Discretionary 11.3 Industrials 5.4 Health Care 4.8 Financials 4.7 Consumer Staples 2.7 Utilities 1.9 Real Estate 0.6 Energy 0.1 Materials 0.1 Common Stocks 97.9 Preferred Stocks 2.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 2.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.5 Taiwan 1.9 Singapore 1.2 Germany 0.7 United Kingdom 0.6 Netherlands 0.4 India 0.3 Canada 0.2 China 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Taiwan - 1.9 Singapore - 1.2 Germany - 0.7 United Kingdom - 0.6 Netherlands - 0.4 India - 0.3 Canada - 0.2 China - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 14.4 Microsoft Corp 12.3 Amazon.com Inc 7.6 Meta Platforms Inc Class A 7.4 Apple Inc 4.3 Broadcom Inc 4.2 Alphabet Inc Class C 3.1 Roku Inc Class A 2.9 Netflix Inc 2.3 Flex Ltd 2.1 60.6
VIP Growth Opportunities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 4,228,819,232
Holdings Count | shares	196
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,228,819,232
Number of Holdings	196
Portfolio Turnover	82%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.9 Communication Services 20.5 Consumer Discretionary 11.3 Industrials 5.4 Health Care 4.8 Financials 4.7 Consumer Staples 2.7 Utilities 1.9 Real Estate 0.6 Energy 0.1 Materials 0.1 Common Stocks 97.9 Preferred Stocks 2.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 2.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.5 Taiwan 1.9 Singapore 1.2 Germany 0.7 United Kingdom 0.6 Netherlands 0.4 India 0.3 Canada 0.2 China 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Taiwan - 1.9 Singapore - 1.2 Germany - 0.7 United Kingdom - 0.6 Netherlands - 0.4 India - 0.3 Canada - 0.2 China - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 14.4 Microsoft Corp 12.3 Amazon.com Inc 7.6 Meta Platforms Inc Class A 7.4 Apple Inc 4.3 Broadcom Inc 4.2 Alphabet Inc Class C 3.1 Roku Inc Class A 2.9 Netflix Inc 2.3 Flex Ltd 2.1 60.6
VIP Growth Opportunities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 4,228,819,232
Holdings Count | shares	196
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,228,819,232
Number of Holdings	196
Portfolio Turnover	82%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.9 Communication Services 20.5 Consumer Discretionary 11.3 Industrials 5.4 Health Care 4.8 Financials 4.7 Consumer Staples 2.7 Utilities 1.9 Real Estate 0.6 Energy 0.1 Materials 0.1 Common Stocks 97.9 Preferred Stocks 2.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 2.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.5 Taiwan 1.9 Singapore 1.2 Germany 0.7 United Kingdom 0.6 Netherlands 0.4 India 0.3 Canada 0.2 China 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Taiwan - 1.9 Singapore - 1.2 Germany - 0.7 United Kingdom - 0.6 Netherlands - 0.4 India - 0.3 Canada - 0.2 China - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 14.4 Microsoft Corp 12.3 Amazon.com Inc 7.6 Meta Platforms Inc Class A 7.4 Apple Inc 4.3 Broadcom Inc 4.2 Alphabet Inc Class C 3.1 Roku Inc Class A 2.9 Netflix Inc 2.3 Flex Ltd 2.1 60.6
VIP Growth & Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 2,663,616,170
Holdings Count | shares	168
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,663,616,170
Number of Holdings	168
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.9 Industrials 19.3 Financials 19.2 Health Care 10.0 Energy 8.8 Consumer Staples 5.2 Communication Services 4.8 Utilities 2.3 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 94.1 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.1 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 United States 91.0 Canada 1.9 Germany 1.2 United Kingdom 1.1 Netherlands 0.9 Zambia 0.9 Belgium 0.9 France 0.8 Taiwan 0.7 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 1.9 Germany - 1.2 United Kingdom - 1.1 Netherlands - 0.9 Zambia - 0.9 Belgium - 0.9 France - 0.8 Taiwan - 0.7 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.0 Wells Fargo & Co 6.5 GE Aerospace 5.6 Exxon Mobil Corp 5.1 GE Vernova Inc 3.7 NVIDIA Corp 3.7 Bank of America Corp 2.9 Apple Inc 2.5 Boeing Co 2.2 Shell PLC ADR 2.1 42.3
VIP Growth & Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 2,663,616,170
Holdings Count | shares	168
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,663,616,170
Number of Holdings	168
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.9 Industrials 19.3 Financials 19.2 Health Care 10.0 Energy 8.8 Consumer Staples 5.2 Communication Services 4.8 Utilities 2.3 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 94.1 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.1 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 United States 91.0 Canada 1.9 Germany 1.2 United Kingdom 1.1 Netherlands 0.9 Zambia 0.9 Belgium 0.9 France 0.8 Taiwan 0.7 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 1.9 Germany - 1.2 United Kingdom - 1.1 Netherlands - 0.9 Zambia - 0.9 Belgium - 0.9 France - 0.8 Taiwan - 0.7 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.0 Wells Fargo & Co 6.5 GE Aerospace 5.6 Exxon Mobil Corp 5.1 GE Vernova Inc 3.7 NVIDIA Corp 3.7 Bank of America Corp 2.9 Apple Inc 2.5 Boeing Co 2.2 Shell PLC ADR 2.1 42.3
VIP Growth & Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 2,663,616,170
Holdings Count | shares	168
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,663,616,170
Number of Holdings	168
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.9 Industrials 19.3 Financials 19.2 Health Care 10.0 Energy 8.8 Consumer Staples 5.2 Communication Services 4.8 Utilities 2.3 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 94.1 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.1 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 United States 91.0 Canada 1.9 Germany 1.2 United Kingdom 1.1 Netherlands 0.9 Zambia 0.9 Belgium 0.9 France 0.8 Taiwan 0.7 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 1.9 Germany - 1.2 United Kingdom - 1.1 Netherlands - 0.9 Zambia - 0.9 Belgium - 0.9 France - 0.8 Taiwan - 0.7 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.0 Wells Fargo & Co 6.5 GE Aerospace 5.6 Exxon Mobil Corp 5.1 GE Vernova Inc 3.7 NVIDIA Corp 3.7 Bank of America Corp 2.9 Apple Inc 2.5 Boeing Co 2.2 Shell PLC ADR 2.1 42.3
VIP Growth & Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 2,663,616,170
Holdings Count | shares	168
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,663,616,170
Number of Holdings	168
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.9 Industrials 19.3 Financials 19.2 Health Care 10.0 Energy 8.8 Consumer Staples 5.2 Communication Services 4.8 Utilities 2.3 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 94.1 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.1 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 United States 91.0 Canada 1.9 Germany 1.2 United Kingdom 1.1 Netherlands 0.9 Zambia 0.9 Belgium 0.9 France 0.8 Taiwan 0.7 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 1.9 Germany - 1.2 United Kingdom - 1.1 Netherlands - 0.9 Zambia - 0.9 Belgium - 0.9 France - 0.8 Taiwan - 0.7 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.0 Wells Fargo & Co 6.5 GE Aerospace 5.6 Exxon Mobil Corp 5.1 GE Vernova Inc 3.7 NVIDIA Corp 3.7 Bank of America Corp 2.9 Apple Inc 2.5 Boeing Co 2.2 Shell PLC ADR 2.1 42.3
VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 278,830,392
Holdings Count | shares	146
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$278,830,392
Number of Holdings	146
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.9 Financials 15.7 Health Care 14.5 Consumer Discretionary 13.1 Industrials 12.6 Communication Services 7.6 Consumer Staples 3.8 Materials 3.3 Energy 2.8 Real Estate 0.8 Common Stocks 97.7 Preferred Stocks 0.4 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.4 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 90.0 Canada 2.3 China 2.0 Brazil 1.7 Netherlands 0.7 Belgium 0.7 Taiwan 0.7 Israel 0.7 Japan 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.0 Canada - 2.3 China - 2.0 Brazil - 1.7 Netherlands - 0.7 Belgium - 0.7 Taiwan - 0.7 Israel - 0.7 Japan - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.1 Microsoft Corp 7.7 Amazon.com Inc 5.6 Mastercard Inc Class A 3.5 Apple Inc 2.6 Boston Scientific Corp 2.4 Deere & Co 2.0 GE Vernova Inc 1.9 Visa Inc Class A 1.9 Lowe's Cos Inc 1.7 37.4
VIP Dynamic Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 278,830,392
Holdings Count | shares	146
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$278,830,392
Number of Holdings	146
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.9 Financials 15.7 Health Care 14.5 Consumer Discretionary 13.1 Industrials 12.6 Communication Services 7.6 Consumer Staples 3.8 Materials 3.3 Energy 2.8 Real Estate 0.8 Common Stocks 97.7 Preferred Stocks 0.4 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.4 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 90.0 Canada 2.3 China 2.0 Brazil 1.7 Netherlands 0.7 Belgium 0.7 Taiwan 0.7 Israel 0.7 Japan 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.0 Canada - 2.3 China - 2.0 Brazil - 1.7 Netherlands - 0.7 Belgium - 0.7 Taiwan - 0.7 Israel - 0.7 Japan - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.1 Microsoft Corp 7.7 Amazon.com Inc 5.6 Mastercard Inc Class A 3.5 Apple Inc 2.6 Boston Scientific Corp 2.4 Deere & Co 2.0 GE Vernova Inc 1.9 Visa Inc Class A 1.9 Lowe's Cos Inc 1.7 37.4
VIP Dynamic Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 278,830,392
Holdings Count | shares	146
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$278,830,392
Number of Holdings	146
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.9 Financials 15.7 Health Care 14.5 Consumer Discretionary 13.1 Industrials 12.6 Communication Services 7.6 Consumer Staples 3.8 Materials 3.3 Energy 2.8 Real Estate 0.8 Common Stocks 97.7 Preferred Stocks 0.4 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.4 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 90.0 Canada 2.3 China 2.0 Brazil 1.7 Netherlands 0.7 Belgium 0.7 Taiwan 0.7 Israel 0.7 Japan 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.0 Canada - 2.3 China - 2.0 Brazil - 1.7 Netherlands - 0.7 Belgium - 0.7 Taiwan - 0.7 Israel - 0.7 Japan - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.1 Microsoft Corp 7.7 Amazon.com Inc 5.6 Mastercard Inc Class A 3.5 Apple Inc 2.6 Boston Scientific Corp 2.4 Deere & Co 2.0 GE Vernova Inc 1.9 Visa Inc Class A 1.9 Lowe's Cos Inc 1.7 37.4
VIP Dynamic Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 278,830,392
Holdings Count | shares	146
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$278,830,392
Number of Holdings	146
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.9 Financials 15.7 Health Care 14.5 Consumer Discretionary 13.1 Industrials 12.6 Communication Services 7.6 Consumer Staples 3.8 Materials 3.3 Energy 2.8 Real Estate 0.8 Common Stocks 97.7 Preferred Stocks 0.4 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.4 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 90.0 Canada 2.3 China 2.0 Brazil 1.7 Netherlands 0.7 Belgium 0.7 Taiwan 0.7 Israel 0.7 Japan 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.0 Canada - 2.3 China - 2.0 Brazil - 1.7 Netherlands - 0.7 Belgium - 0.7 Taiwan - 0.7 Israel - 0.7 Japan - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.1 Microsoft Corp 7.7 Amazon.com Inc 5.6 Mastercard Inc Class A 3.5 Apple Inc 2.6 Boston Scientific Corp 2.4 Deere & Co 2.0 GE Vernova Inc 1.9 Visa Inc Class A 1.9 Lowe's Cos Inc 1.7 37.4
VIP Balanced Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 7,806,918,346
Holdings Count | shares	322
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,806,918,346
Number of Holdings	322
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.6 AAA 2.5 AA 0.1 A 3.1 BBB 5.5 BB 0.7 B 0.3 Not Rated 0.6 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.6 AAA - 2.5 AA - 0.1 A - 3.1 BBB - 5.5 BB - 0.7 B - 0.3 Not Rated - 0.6 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.0 Financials 13.2 Communication Services 7.5 Consumer Discretionary 6.7 Health Care 6.3 Industrials 5.7 Consumer Staples 3.8 Energy 3.0 Real Estate 2.1 Utilities 1.7 Materials 1.1 Common Stocks 63.3 Bonds 35.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.3 Bonds - 35.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.1 Microsoft Corp 5.4 NVIDIA Corp 5.3 Apple Inc 4.3 US Treasury Bonds 4.1 Amazon.com Inc 3.1 Alphabet Inc Class A 3.0 Meta Platforms Inc Class A 2.2 Fannie Mae Mortgage pass-thru certificates 2.1 Ginnie Mae II Pool 1.8 43.4
VIP Balanced Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 7,806,918,346
Holdings Count | shares	322
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,806,918,346
Number of Holdings	322
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.6 AAA 2.5 AA 0.1 A 3.1 BBB 5.5 BB 0.7 B 0.3 Not Rated 0.6 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.6 AAA - 2.5 AA - 0.1 A - 3.1 BBB - 5.5 BB - 0.7 B - 0.3 Not Rated - 0.6 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.0 Financials 13.2 Communication Services 7.5 Consumer Discretionary 6.7 Health Care 6.3 Industrials 5.7 Consumer Staples 3.8 Energy 3.0 Real Estate 2.1 Utilities 1.7 Materials 1.1 Common Stocks 63.3 Bonds 35.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.3 Bonds - 35.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.1 Microsoft Corp 5.4 NVIDIA Corp 5.3 Apple Inc 4.3 US Treasury Bonds 4.1 Amazon.com Inc 3.1 Alphabet Inc Class A 3.0 Meta Platforms Inc Class A 2.2 Fannie Mae Mortgage pass-thru certificates 2.1 Ginnie Mae II Pool 1.8 43.4
VIP Balanced Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 7,806,918,346
Holdings Count | shares	322
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,806,918,346
Number of Holdings	322
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.6 AAA 2.5 AA 0.1 A 3.1 BBB 5.5 BB 0.7 B 0.3 Not Rated 0.6 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.6 AAA - 2.5 AA - 0.1 A - 3.1 BBB - 5.5 BB - 0.7 B - 0.3 Not Rated - 0.6 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.0 Financials 13.2 Communication Services 7.5 Consumer Discretionary 6.7 Health Care 6.3 Industrials 5.7 Consumer Staples 3.8 Energy 3.0 Real Estate 2.1 Utilities 1.7 Materials 1.1 Common Stocks 63.3 Bonds 35.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.3 Bonds - 35.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.1 Microsoft Corp 5.4 NVIDIA Corp 5.3 Apple Inc 4.3 US Treasury Bonds 4.1 Amazon.com Inc 3.1 Alphabet Inc Class A 3.0 Meta Platforms Inc Class A 2.2 Fannie Mae Mortgage pass-thru certificates 2.1 Ginnie Mae II Pool 1.8 43.4
VIP Balanced Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 7,806,918,346
Holdings Count | shares	322
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,806,918,346
Number of Holdings	322
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.6 AAA 2.5 AA 0.1 A 3.1 BBB 5.5 BB 0.7 B 0.3 Not Rated 0.6 Equities 63.5 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.6 AAA - 2.5 AA - 0.1 A - 3.1 BBB - 5.5 BB - 0.7 B - 0.3 Not Rated - 0.6 Equities - 63.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.0 Financials 13.2 Communication Services 7.5 Consumer Discretionary 6.7 Health Care 6.3 Industrials 5.7 Consumer Staples 3.8 Energy 3.0 Real Estate 2.1 Utilities 1.7 Materials 1.1 Common Stocks 63.3 Bonds 35.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.3 Bonds - 35.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.1 Microsoft Corp 5.4 NVIDIA Corp 5.3 Apple Inc 4.3 US Treasury Bonds 4.1 Amazon.com Inc 3.1 Alphabet Inc Class A 3.0 Meta Platforms Inc Class A 2.2 Fannie Mae Mortgage pass-thru certificates 2.1 Ginnie Mae II Pool 1.8 43.4